Commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Capital Leases
2012	$ 433
2013	319
2014	207
2015	144
2016 and thereafter	10
Total future minimum lease payments	1,113
Less interest cost	(110)
Net present value of minimum lease payments	1,003
Operating Leases
2012	1,379
2013	1,293
2014	1,267
2015	1,267
2016 and thereafter	3,166
Total future minimum lease payments	$ 8,372